Corporate Information	12 Months Ended
Dec. 31, 2023
General Information About Financial Statements [Abstract]
Corporate information
1.	Corporate information

Cementos Pacasmayo S.A.A. (hereinafter “the Company”) was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation, its shares are listed on the Lima and New York Stock Exchange. The Company is a subsidiary of Inversiones ASPI S.A., which holds 50.01 percent of the Company’s common shares as of December 31, 2023, 2022 and 2021. The Company’s registered address is Calle La Colonia No.150, Urbanización El Vivero, Santiago de Surco, Lima, Peru. All the subsidiaries are domiciled and operate in Peru.

The Company’s main activity is the production and marketing of cement, blocks, concrete and other minors in La Libertad region of the northern of Peru.

The issuance of the consolidated financial statements of the Company and its subsidiaries (hereinafter “the Group”) for the year ended December 31, 2023 were approved by the General Shareholder’s Meeting on March 21, 2024. The consolidated financial statements as of December 31, 2022 and for the year then ended were approved by the General Shareholders’ Meeting on March 24, 2023.

For the years ended December 31, 2023, 2022 and 2021, the consolidated financial statements comprise the financial statements of the Company and its subsidiaries: Cementos Selva S.A.C. and subsidiaries, Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Salmueras Sudamericanas S.A., Calizas del Norte S.A.C. (liquidated during 2022), Soluciones Takay S.A.C., 150Krea Inc. and Corporación Materiales Piura S.A.C. As of these dates, the Company maintained a 100 percent interest in all its subsidiaries.

The main activities of the subsidiaries incorporated in the consolidated financial statements are described as follows:

-	Cementos Selva S.A.C. is engaged in production and marketing of cement and other construction materials in the northeast region of Peru.Also, it holds 100 percent of the shares in Dinoselva Iquitos S.A.C. (a cement and construction materials distributor in the north of Peru, which also produces and sells precast, cement bricks and ready-mix concrete) and in Acuícola Los Paiches S.A.C. (a fish farm entity).

-	Distribuidora Norte Pacasmayo S.R.L. is mainly engaged in selling cement produced by the Company.Additionally, it produces and sells precast, cement bricks and ready-mix concrete. It is the main partner of Consorcio Constructor Norte del Peru.

-	Empresa de Transmisión Guadalupe S.A.C. is mainly engaged in providing electric energy transmission services to the Company.

-	Salmueras Sudamericanas S.A.(“Salmueras”) In December 2017, the Company decided not to continue with the activities related to this project of Salmueras.

-	Calizas del Norte S.A.C. On May 31, 2016, the Company decided to liquidate the subsidiary Calizas del Norte S.A.C. Thjs liquidation was completed during 2022.

-	Soluciones Takay S.A.C., entity constituted on March 29, 2019 whose corporate purpose is to provide advisory services and information, promotion, acquisition and intermediation services for the management and development of real estate projects by natural and/or legal persons.

-	150Krea Inc., entity constituted on June 3, 2021 whose corporate purpose is the lease of intangible assets.

-	Corporación Materiales Piura S.A.C., entity acquired on January 4, 2023 whose corporate purpose is the extraction of stone, sand and clay.